Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Plans
Contribution by group	$ 12,357,772	$ 14,677,938	$ 8,027,949